Document and Entity Information	3 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	Li3 Energy, Inc.
Entity Central Index Key	0001334699
Trading Symbol	lieg
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company